Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed income statements by secondary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance sheet (condensed)
Financial assets		€ 300,026.0	€ 283,497.0	€ 243,203.0
Underlying income statement (condensed)
Net interest income		42,348.0	43,787.0	40,650.0
Net fee income		12,976.0	12,376.0	11,495.0
Gains (losses) on financial transactions		2,362.0	2,211.0	2,565.0
Other operating income		625.0	(331.0)	(759.0)
Total income		58,311.0	58,043.0	53,951.0
Net operating income		33,532.0	32,828.0	29,267.0
Net loan-loss provisions		(12,596.0)	(12,183.0)	(12,260.0)
Other gains (losses) and provisions		(2,255.0)	(3,298.0)	(2,002.0)
Operating profit/(loss) before tax	€ 6,193.0	18,681.0	17,347.0	15,005.0
Tax on profit	€ (635.0)	(4,723.0)	(4,844.0)	(3,880.0)
Profit/(loss) from continuing operations		13,958.0	12,503.0	11,125.0
Net profit from discontinued operations		1,542.0	1,241.0	1,058.0
Profit/(loss) for the year		15,500.0	13,744.0	12,183.0
Non-controlling interests		(1,399.0)	(1,170.0)	(1,107.0)
Underlying profit attributable to the parent		14,101.0	12,574.0	11,076.0
Customer deposits
Balance sheet (condensed)
Financial liabilities			1,005,605.0	1,002,669.0
Customers
Balance sheet (condensed)
Financial liabilities		1,041,200.0	1,055,936.0	1,047,169.0
Loans and advances to customers
Balance sheet (condensed)
Financial assets			1,017,160.0	1,003,465.0
Customers
Balance sheet (condensed)
Financial assets		1,037,288.0	1,054,069.0	1,036,349.0
Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		984,466.0	978,961.0	981,192.0
Customers funds
Balance sheet (condensed)
Financial liabilities		1,199,798.0	1,154,759.0	1,127,503.0
Customers
Balance sheet (condensed)
Financial liabilities		944,409.0	927,533.0	923,884.0
Investment funds
Balance sheet (condensed)
Memorandum items		255,389.0	227,226.0	203,618.0
Underlying results
Underlying income statement (condensed)
Net interest income		42,401.0	43,824.0	40,718.0
Net fee income		12,928.0	12,335.0	11,468.0
Gains (losses) on financial transactions		2,354.0	2,216.0	2,566.0
Other operating income		625.0	(391.0)	(812.0)
Total income		58,308.0	57,984.0	53,940.0
Total Costs		(26,410.0)	(27,354.0)	(26,501.0)
Net operating income		31,898.0	30,630.0	27,439.0
Net loan-loss provisions		(12,128.0)	(11,822.0)	(11,784.0)
Other gains (losses) and provisions		(834.0)	(1,431.0)	(350.0)
Operating profit/(loss) before tax		18,936.0	17,377.0	15,305.0
Tax on profit		(4,939.0)	(4,853.0)	(4,112.0)
Profit/(loss) from continuing operations		13,997.0	12,524.0	11,193.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		13,997.0	12,524.0	11,193.0
Non-controlling interests		(845.0)	(750.0)	(791.0)
Underlying profit attributable to the parent		13,152.0	11,774.0	10,402.0
Provision (release) of provision corresponding to results from commitments and contingent risks		50.0	47.0	(38.0)
Spain | Customer deposits
Balance sheet (condensed)
Financial liabilities			323,425.0	324,099.0
Spain | Customers
Balance sheet (condensed)
Financial liabilities		354,943.0
Spain | Loans and advances to customers
Balance sheet (condensed)
Financial assets			246,897.0	239,214.0
Spain | Customers
Balance sheet (condensed)
Financial assets		264,950.0
Spain | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		237,385.0	225,759.0	229,803.0
Spain | Customers funds
Balance sheet (condensed)
Financial liabilities		429,464.0	399,999.0	386,810.0
Spain | Customers
Balance sheet (condensed)
Financial liabilities		322,070.0	306,389.0	308,745.0
Spain | Investment funds
Balance sheet (condensed)
Memorandum items		107,394.0	93,609.0	78,065.0
Spain | Underlying results
Underlying income statement (condensed)
Net interest income		7,305.0	7,256.0	6,641.0
Net fee income		3,022.0	2,867.0	2,699.0
Gains (losses) on financial transactions		841.0	1,100.0	688.0
Other operating income		720.0	358.0	(190.0)
Total income		11,887.0	11,580.0	9,837.0
Total Costs		(4,465.0)	(4,509.0)	(4,815.0)
Net operating income		7,423.0	7,071.0	5,022.0
Net loan-loss provisions		(1,142.0)	(1,259.0)	(1,522.0)
Other gains (losses) and provisions		(198.0)	(372.0)	(100.0)
Operating profit/(loss) before tax		6,083.0	5,440.0	3,399.0
Tax on profit		(1,811.0)	(1,678.0)	(1,029.0)
Profit/(loss) from continuing operations		4,272.0	3,763.0	2,371.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		4,272.0	3,763.0	2,371.0
Non-controlling interests		0.0	0.0	0.0
Underlying profit attributable to the parent		4,272.0	3,762.0	2,371.0
United Kingdom | Customer deposits
Balance sheet (condensed)
Financial liabilities			230,408.0	233,453.0
United Kingdom | Customers
Balance sheet (condensed)
Financial liabilities		225,708.0
United Kingdom | Loans and advances to customers
Balance sheet (condensed)
Financial assets			246,453.0	245,743.0
United Kingdom | Customers
Balance sheet (condensed)
Financial assets		242,624.0
United Kingdom | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		228,273.0	236,496.0	235,111.0
United Kingdom | Customers funds
Balance sheet (condensed)
Financial liabilities		227,160.0	230,479.0	231,667.0
United Kingdom | Customers
Balance sheet (condensed)
Financial liabilities		219,440.0	222,835.0	224,396.0
United Kingdom | Investment funds
Balance sheet (condensed)
Memorandum items		7,719.0	7,643.0	7,272.0
United Kingdom | Underlying results
Underlying income statement (condensed)
Net interest income		5,008.0	4,950.0	5,152.0
Net fee income		369.0	283.0	338.0
Gains (losses) on financial transactions		(100.0)	(18.0)	29.0
Other operating income		(245.0)	(203.0)	(162.0)
Total income		5,032.0	5,011.0	5,358.0
Total Costs		(2,937.0)	(3,050.0)	(2,928.0)
Net operating income		2,095.0	1,962.0	2,430.0
Net loan-loss provisions		(177.0)	(64.0)	(247.0)
Other gains (losses) and provisions		(124.0)	(104.0)	(75.0)
Operating profit/(loss) before tax		1,794.0	1,794.0	2,107.0
Tax on profit		(486.0)	(488.0)	(563.0)
Profit/(loss) from continuing operations		1,307.0	1,306.0	1,545.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,307.0	1,306.0	1,545.0
Non-controlling interests		0.0	0.0	0.0
Underlying profit attributable to the parent		1,307.0	1,306.0	1,545.0
Portugal | Customer deposits
Balance sheet (condensed)
Financial liabilities			38,304.0	36,366.0
Portugal | Customers
Balance sheet (condensed)
Financial liabilities		40,576.0
Portugal | Loans and advances to customers
Balance sheet (condensed)
Financial assets			38,410.0	36,864.0
Portugal | Customers
Balance sheet (condensed)
Financial assets		41,260.0
Portugal | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		41,980.0	39,143.0	37,658.0
Portugal | Customers funds
Balance sheet (condensed)
Financial liabilities		46,201.0	43,186.0	40,618.0
Portugal | Customers
Balance sheet (condensed)
Financial liabilities		40,576.0	38,304.0	36,366.0
Portugal | Investment funds
Balance sheet (condensed)
Memorandum items		5,625.0	4,882.0	4,252.0
Portugal | Underlying results
Underlying income statement (condensed)
Net interest income		1,346.0	1,548.0	1,465.0
Net fee income		506.0	467.0	464.0
Gains (losses) on financial transactions		70.0	45.0	33.0
Other operating income		33.0	5.0	(17.0)
Total income		1,956.0	2,065.0	1,944.0
Total Costs		(544.0)	(574.0)	(567.0)
Net operating income		1,412.0	1,492.0	1,378.0
Net loan-loss provisions		8.0	(11.0)	(77.0)
Other gains (losses) and provisions		(3.0)	0.0	14.0
Operating profit/(loss) before tax		1,417.0	1,481.0	1,314.0
Tax on profit		(405.0)	(478.0)	(416.0)
Profit/(loss) from continuing operations		1,011.0	1,003.0	898.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,011.0	1,003.0	898.0
Non-controlling interests		(2.0)	(2.0)	(2.0)
Underlying profit attributable to the parent		1,010.0	1,001.0	896.0
Openbank Europe | Customer deposits
Balance sheet (condensed)
Financial liabilities			81,376.0	69,334.0
Openbank Europe | Customers
Balance sheet (condensed)
Financial liabilities		82,359.0
Openbank Europe | Loans and advances to customers
Balance sheet (condensed)
Financial assets			137,038.0	132,692.0
Openbank Europe | Customers
Balance sheet (condensed)
Financial assets		139,322.0
Openbank Europe | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		142,477.0	139,927.0	135,202.0
Openbank Europe | Customers funds
Balance sheet (condensed)
Financial liabilities		87,559.0	85,876.0	72,963.0
Openbank Europe | Customers
Balance sheet (condensed)
Financial liabilities		82,359.0	81,376.0	69,334.0
Openbank Europe | Investment funds
Balance sheet (condensed)
Memorandum items		5,200.0	4,500.0	3,629.0
Openbank Europe | Underlying results
Underlying income statement (condensed)
Net interest income		4,685.0	4,361.0	4,193.0
Net fee income		804.0	902.0	796.0
Gains (losses) on financial transactions		(39.0)	(24.0)	117.0
Other operating income		474.0	405.0	375.0
Total income		5,925.0	5,644.0	5,481.0
Total Costs		(2,899.0)	(2,848.0)	(2,751.0)
Net operating income		3,026.0	2,796.0	2,730.0
Net loan-loss provisions		(1,363.0)	(1,209.0)	(792.0)
Other gains (losses) and provisions		(266.0)	(456.0)	82.0
Operating profit/(loss) before tax		1,398.0	1,131.0	2,019.0
Tax on profit		(322.0)	(255.0)	(493.0)
Profit/(loss) from continuing operations		1,076.0	876.0	1,526.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,076.0	876.0	1,526.0
Non-controlling interests		(304.0)	(234.0)	(327.0)
Underlying profit attributable to the parent		772.0	642.0	1,199.0
United States | Customer deposits
Balance sheet (condensed)
Financial liabilities			125,403.0	121,782.0
United States | Customers
Balance sheet (condensed)
Financial liabilities		122,000.0
United States | Loans and advances to customers
Balance sheet (condensed)
Financial assets			134,856.0	126,843.0
United States | Customers
Balance sheet (condensed)
Financial assets		132,659.0
United States | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		108,950.0	117,511.0	112,671.0
United States | Customers funds
Balance sheet (condensed)
Financial liabilities		103,178.0	108,246.0	108,062.0
United States | Customers
Balance sheet (condensed)
Financial liabilities		87,686.0	93,545.0	95,697.0
United States | Investment funds
Balance sheet (condensed)
Memorandum items		15,492.0	14,702.0	12,364.0
United States | Underlying results
Underlying income statement (condensed)
Net interest income		5,888.0	5,693.0	5,742.0
Net fee income		1,328.0	1,152.0	766.0
Gains (losses) on financial transactions		547.0	371.0	294.0
Other operating income		165.0	365.0	406.0
Total income		7,929.0	7,580.0	7,209.0
Total Costs		(3,890.0)	(3,965.0)	(3,707.0)
Net operating income		4,039.0	3,615.0	3,502.0
Net loan-loss provisions		(2,244.0)	(2,507.0)	(2,593.0)
Other gains (losses) and provisions		(47.0)	(55.0)	(46.0)
Operating profit/(loss) before tax		1,748.0	1,053.0	863.0
Tax on profit		(207.0)	56.0	69.0
Profit/(loss) from continuing operations		1,541.0	1,109.0	932.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,541.0	1,109.0	932.0
Non-controlling interests		0.0	0.0	0.0
Underlying profit attributable to the parent		1,541.0	1,109.0	932.0
Mexico | Customer deposits
Balance sheet (condensed)
Financial liabilities			49,836.0	53,703.0
Mexico | Customers
Balance sheet (condensed)
Financial liabilities		55,595.0
Mexico | Loans and advances to customers
Balance sheet (condensed)
Financial assets			45,054.0	47,905.0
Mexico | Customers
Balance sheet (condensed)
Financial assets		48,083.0
Mexico | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		49,442.0	44,715.0	48,688.0
Mexico | Customers funds
Balance sheet (condensed)
Financial liabilities		68,201.0	61,160.0	62,775.0
Mexico | Customers
Balance sheet (condensed)
Financial liabilities		45,498.0	41,528.0	45,693.0
Mexico | Investment funds
Balance sheet (condensed)
Memorandum items		22,703.0	19,632.0	17,082.0
Mexico | Underlying results
Underlying income statement (condensed)
Net interest income		4,554.0	4,631.0	4,408.0
Net fee income		1,454.0	1,385.0	1,374.0
Gains (losses) on financial transactions		427.0	396.0	211.0
Other operating income		(130.0)	(133.0)	(94.0)
Total income		6,305.0	6,278.0	5,899.0
Total Costs		(2,730.0)	(2,727.0)	(2,645.0)
Net operating income		3,575.0	3,551.0	3,254.0
Net loan-loss provisions		(1,239.0)	(1,277.0)	(1,135.0)
Other gains (losses) and provisions		0.0	0.0	0.0
Operating profit/(loss) before tax		2,336.0	2,274.0	2,119.0
Tax on profit		(627.0)	(598.0)	(541.0)
Profit/(loss) from continuing operations		1,709.0	1,676.0	1,577.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,709.0	1,676.0	1,577.0
Non-controlling interests		(4.0)	(5.0)	(17.0)
Underlying profit attributable to the parent		1,705.0	1,671.0	1,560.0
Brazil | Customer deposits
Balance sheet (condensed)
Financial liabilities			93,994.0	110,162.0
Brazil | Customers
Balance sheet (condensed)
Financial liabilities		92,256.0
Brazil | Loans and advances to customers
Balance sheet (condensed)
Financial assets			88,620.0	96,399.0
Brazil | Customers
Balance sheet (condensed)
Financial assets		87,653.0
Brazil | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		93,030.0	93,785.0	102,583.0
Brazil | Customers funds
Balance sheet (condensed)
Financial liabilities		132,580.0	129,881.0	145,044.0
Brazil | Customers
Balance sheet (condensed)
Financial liabilities		80,449.0	81,378.0	90,297.0
Brazil | Investment funds
Balance sheet (condensed)
Memorandum items		52,132.0	48,503.0	54,747.0
Brazil | Underlying results
Underlying income statement (condensed)
Net interest income		9,380.0	10,121.0	9,116.0
Net fee income		3,193.0	3,414.0	3,462.0
Gains (losses) on financial transactions		(64.0)	(37.0)	483.0
Other operating income		93.0	39.0	43.0
Total income		12,602.0	13,536.0	13,104.0
Total Costs		(4,957.0)	(5,219.0)	(5,430.0)
Net operating income		7,645.0	8,318.0	7,674.0
Net loan-loss provisions		(4,409.0)	(4,487.0)	(4,701.0)
Other gains (losses) and provisions		(11.0)	0.0	(62.0)
Operating profit/(loss) before tax		3,224.0	3,830.0	2,911.0
Tax on profit		(836.0)	(1,165.0)	(776.0)
Profit/(loss) from continuing operations		2,388.0	2,665.0	2,135.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,388.0	2,665.0	2,135.0
Non-controlling interests		(220.0)	(243.0)	(215.0)
Underlying profit attributable to the parent		2,168.0	2,422.0	1,921.0
Chile | Customer deposits
Balance sheet (condensed)
Financial liabilities			30,181.0	29,578.0
Chile | Customers
Balance sheet (condensed)
Financial liabilities		29,503.0
Chile | Loans and advances to customers
Balance sheet (condensed)
Financial assets			40,332.0	42,616.0
Chile | Customers
Balance sheet (condensed)
Financial assets		39,924.0
Chile | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		40,986.0	41,405.0	43,823.0
Chile | Customers funds
Balance sheet (condensed)
Financial liabilities		42,256.0	43,383.0	40,098.0
Chile | Customers
Balance sheet (condensed)
Financial liabilities		28,293.0	30,060.0	29,337.0
Chile | Investment funds
Balance sheet (condensed)
Memorandum items		13,963.0	13,324.0	10,761.0
Chile | Underlying results
Underlying income statement (condensed)
Net interest income		1,917.0	1,822.0	1,383.0
Net fee income		582.0	551.0	572.0
Gains (losses) on financial transactions		230.0	238.0	320.0
Other operating income		(15.0)	(18.0)	11.0
Total income		2,714.0	2,592.0	2,285.0
Total Costs		(919.0)	(942.0)	(953.0)
Net operating income		1,795.0	1,650.0	1,332.0
Net loan-loss provisions		(531.0)	(497.0)	(365.0)
Other gains (losses) and provisions		(32.0)	(42.0)	(16.0)
Operating profit/(loss) before tax		1,232.0	1,111.0	951.0
Tax on profit		(189.0)	(211.0)	(135.0)
Profit/(loss) from continuing operations		1,043.0	899.0	816.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,043.0	899.0	816.0
Non-controlling interests		(314.0)	(271.0)	(234.0)
Underlying profit attributable to the parent		729.0	629.0	582.0
Argentina | Customer deposits
Balance sheet (condensed)
Financial liabilities			11,293.0	6,478.0
Argentina | Customers
Balance sheet (condensed)
Financial liabilities		9,959.0
Argentina | Loans and advances to customers
Balance sheet (condensed)
Financial assets			7,684.0	3,767.0
Argentina | Customers
Balance sheet (condensed)
Financial assets		8,032.0
Argentina | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		8,611.0	7,938.0	3,878.0
Argentina | Customers funds
Balance sheet (condensed)
Financial liabilities		15,894.0	17,047.0	10,288.0
Argentina | Customers
Balance sheet (condensed)
Financial liabilities		9,959.0	11,293.0	6,478.0
Argentina | Investment funds
Balance sheet (condensed)
Memorandum items		5,934.0	5,754.0	3,810.0
Argentina | Underlying results
Underlying income statement (condensed)
Net interest income		1,727.0	2,919.0	1,879.0
Net fee income		788.0	602.0	396.0
Gains (losses) on financial transactions		229.0	229.0	341.0
Other operating income		(510.0)	(1,263.0)	(1,071.0)
Total income		2,235.0	2,487.0	1,544.0
Total Costs		(978.0)	(1,337.0)	(831.0)
Net operating income		1,257.0	1,150.0	713.0
Net loan-loss provisions		(574.0)	(284.0)	(150.0)
Other gains (losses) and provisions		(33.0)	(39.0)	(58.0)
Operating profit/(loss) before tax		650.0	827.0	505.0
Tax on profit		(216.0)	(161.0)	(117.0)
Profit/(loss) from continuing operations		434.0	666.0	388.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		434.0	666.0	388.0
Non-controlling interests		(1.0)	(1.0)	(2.0)
Underlying profit attributable to the parent		433.0	665.0	386.0
Corporate Centre | Customer deposits
Balance sheet (condensed)
Financial liabilities			1,430.0	1,508.0
Corporate Centre | Customers
Balance sheet (condensed)
Financial liabilities		1,387.0
Corporate Centre | Loans and advances to customers
Balance sheet (condensed)
Financial assets			6,911.0	6,531.0
Corporate Centre | Customers
Balance sheet (condensed)
Financial assets		7,465.0
Corporate Centre | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		7,537.0	6,997.0	6,608.0
Corporate Centre | Customers funds
Balance sheet (condensed)
Financial liabilities		1,387.0	1,299.0	1,508.0
Corporate Centre | Customers
Balance sheet (condensed)
Financial liabilities		1,387.0	1,299.0	1,508.0
Corporate Centre | Investment funds
Balance sheet (condensed)
Memorandum items		0.0	0.0	0.0
Corporate Centre | Underlying results
Underlying income statement (condensed)
Net interest income		(490.0)	(308.0)	(41.0)
Net fee income		(27.0)	(11.0)	(13.0)
Gains (losses) on financial transactions		(82.0)	(408.0)	(302.0)
Other operating income		14.0	47.0	(86.0)
Total income		(585.0)	(680.0)	(442.0)
Total Costs		(417.0)	(540.0)	(460.0)
Net operating income		(1,003.0)	(1,220.0)	(901.0)
Net loan-loss provisions		(198.0)	3.0	2.0
Other gains (losses) and provisions		(75.0)	(99.0)	(62.0)
Operating profit/(loss) before tax		(1,275.0)	(1,317.0)	(961.0)
Tax on profit		190.0	162.0	(36.0)
Profit/(loss) from continuing operations		(1,085.0)	(1,155.0)	(998.0)
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		(1,085.0)	(1,155.0)	(998.0)
Non-controlling interests		0.0	1.0	0.0
Underlying profit attributable to the parent		(1,085.0)	(1,154.0)	(998.0)
Rest of the Group | Customer deposits
Balance sheet (condensed)
Financial liabilities			19,955.0	16,207.0
Rest of the Group | Customers
Balance sheet (condensed)
Financial liabilities		26,913.0
Rest of the Group | Loans and advances to customers
Balance sheet (condensed)
Financial assets			24,905.0	24,892.0
Rest of the Group | Customers
Balance sheet (condensed)
Financial assets		25,315.0
Rest of the Group | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		25,796.0	25,285.0	25,164.0
Rest of the Group | Customers funds
Balance sheet (condensed)
Financial liabilities		45,916.0	34,204.0	27,670.0
Rest of the Group | Customers
Balance sheet (condensed)
Financial liabilities		26,691.0	19,527.0	16,034.0
Rest of the Group | Investment funds
Balance sheet (condensed)
Memorandum items		19,225.0	14,677.0	11,636.0
Rest of the Group | Underlying results
Underlying income statement (condensed)
Net interest income		1,080.0	832.0	780.0
Net fee income		908.0	722.0	615.0
Gains (losses) on financial transactions		296.0	326.0	353.0
Other operating income		25.0	9.0	(26.0)
Total income		2,309.0	1,889.0	1,721.0
Total Costs		(1,676.0)	(1,643.0)	(1,415.0)
Net operating income		634.0	246.0	306.0
Net loan-loss provisions		(260.0)	(230.0)	(203.0)
Other gains (losses) and provisions		(45.0)	(263.0)	(25.0)
Operating profit/(loss) before tax		328.0	(248.0)	77.0
Tax on profit		(29.0)	(37.0)	(75.0)
Profit/(loss) from continuing operations		300.0	(285.0)	2.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		300.0	(285.0)	2.0
Non-controlling interests		1.0	5.0	7.0
Underlying profit attributable to the parent		€ 300.0	€ (280.0)	€ 9.0